Goodwill and Other Intangible Assets -- Goodwill (Details) (10-K) - USD ($) $ in Billions	2 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Impairment Loss		$ 0.0
Consumer and Insurance Segment [Member]
Goodwill [Line Items]
Goodwill acquired during period		$ 144.0
OneMain [Member]
Goodwill [Line Items]
Goodwill acquired during period	$ 1.4